Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest income
Loans and fees on loans	$ 20,722	$ 16,284
Interest-bearing deposits in banks	48	37
Federal funds sold	111	46
Interest on securities:
Taxable	1,302	1,129
Exempt from federal income tax	0	3
Dividends	91	63
Interest and Dividend Income, Operating, Total	22,274	17,562
Interest expense
Deposits	1,473	1,286
Interest on borrowings	1	442
Interest Expense, Total	1,474	1,728
Net interest income	20,800	15,834
Provision for loan losses	217	(5)
Net interest income after provision for loan losses	20,583	15,839
Noninterest income
Service charges on deposit accounts	1,326	1,256
Other service charges and fees	1,597	1,346
Net realized gains on securities	242	364
Mortgage origination fees	293	167
Increase in cash value of life insurance	444	382
Bargain purchase gain	0	891
Other income	326	164
Non interest income	4,228	4,570
Noninterest expenses
Salaries and employee benefits	10,283	8,630
Occupancy and equipment	2,588	1,985
Foreclosed asset expense, net	44	79
Data processing expense	1,177	888
FDIC Assessments	272	247
Advertising	612	211
Bank franchise tax	397	270
Professional fees	430	327
Supplies	277	159
Director fees	327	257
Merger related expenses	748	1,483
Other expense	2,125	2,280
Noninterest Expense, Total	19,280	16,816
Income before income taxes	5,531	3,593
Income tax expense related to ordinary operations	1,669	1,175
Income tax expense related to change in tax rate	1,435
Total income tax expense	3,104	1,175
Net income	$ 2,427	$ 2,418
Basic earnings per share	$ 0.48	$ 0.60
Weighted average shares outstanding	5,021,376	4,026,114
Dividends declared per share	$ 0.16	$ 0.12